Schedule of Change in Convertible Promissory Note of Fair Value (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	$ 5,739	$ 4,248	$ 4,248
Change in fair value	643	(583)	(1,159)	$ 1,108
Settlements	(10,752)
Balance at December 31, 2025			5,739	4,248
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	5,739	4,248	4,248	4,819
Change in fair value	3,449	270	1,858	1,246
Repayment of interest, including $92 PIK interest	(80)	(61)	(367)	(749)
Settlements	(9,108)			(1,068)
Balance at December 31, 2025		4,457	5,739	4,248
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	4,965	3,728	3,728	4,433
Change in fair value	2,986	239	1,604	1,112
Repayment of interest, including $92 PIK interest	(80)	(61)	(367)	(749)
Settlements	(7,871)			(1,068)
Balance at December 31, 2025		3,906	4,965	3,728
Fair Value, Inputs, Level 3 [Member] | Related Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	774	520	520	386
Change in fair value	463	31	254	134
Repayment of interest, including $92 PIK interest
Settlements	(1,237)
Balance at December 31, 2025		$ 551	$ 774	$ 520